KEY MANAGEMENT COMPENSATION (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Bonus accrual	$ 774,249	$ 545,144
Consulting services fees	681,191	$ 883,212
Company controlled by a director [Member]
Disclosure of transactions between related parties [line items]
Consulting services fees	$ 33,369